Reinsurance	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Reinsurance
Schedule IV
Reinsurance

Amounts in EUR million	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	% of amount assumed to net
For the year ended December 31, 2020
Life insurance in force	895,593	599,091	408,201	704,703	58%

Premiums
Life insurance	12,619	2,541	1,310	11,387	12%
Non-life insurance	2,165	162	5	2,008	0%
Total premiums	14,784	2,703	1,315	13,396	10%

For the year ended December 31, 2019
Life insurance in force	955,451	699,005	480,723	737,170	65%

Premiums
Life insurance	14,524	2,276	1,402	13,650	10%
Non-life insurance	2,199	158	13	2,055	1%
Total premiums	16,723	2,434	1,415	15,704	9%

For the year ended December 31, 2018
Life insurance in force	874,423	708,242	512,735	678,915	76%

Premiums
Life insurance	15,526	2,500	1,443	14,470	10%
Non-life insurance	2,330	163	16	2,183	1%
Total premiums	17,856	2,663	1,459	16,653	9%